Note 14 - Share Capital - Common Shares Outstanding (Details) - shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Balance, beginning of year (in shares)	75,874,684	75,761,000	75,480,000
Stock options and share units exercised (in shares)	141,000	114,000	281,000
Acquisitions (Note 3) (in shares)	757,000
Balance, end of year (in shares)	76,773,497	75,874,684	75,761,000